UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.3%
FINANCIAL—BANKS 0.2%
Bond Street Holdings, Class A, 144A(a),(b),(c),(d)	289,434	$5,287,959

REAL ESTATE 97.1%
DIVERSIFIED 9.5%
American Assets Trust	785,059	26,487,891
American Realty Capital Properties	3,266,121	45,791,016
Cousins Properties	2,429,710	27,868,774
Forest City Enterprises, Class A(d)	1,817,798	34,719,942
Vornado Realty Trust	1,237,772	121,994,808
		256,862,431
HEALTH CARE 9.6%
Health Care REIT	1,257,469	74,945,152
Healthcare Trust of America, Class A	2,747,020	31,288,558
Omega Healthcare Investors	1,118,522	37,492,858
Ventas	1,925,528	116,629,231
		260,355,799
HOTEL 7.6%
DiamondRock Hospitality Co.	3,132,524	36,807,157
Host Hotels & Resorts	3,409,427	69,006,802
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	1,395,838	20,114,026
Strategic Hotels & Resorts(d)	3,883,653	39,574,424
Sunstone Hotel Investors	2,881,196	39,558,821
		205,061,230
INDUSTRIALS 6.0%
First Industrial Realty Trust	1,158,680	22,385,698
Prologis	3,422,999	139,761,049
		162,146,747
OFFICE 13.0%
Boston Properties	894,155	102,407,572
Corporate Office Properties Trust	1,247,140	33,223,810
Douglas Emmett	1,559,572	42,326,784
Empire State Realty Trust, Class A	1,337,637	20,211,695
Kilroy Realty Corp.	647,199	37,912,917
PS Business Parks	60,789	5,083,176
SL Green Realty Corp.	1,114,024	112,093,095
		353,259,049

1

	Number of Shares	Value
RESIDENTIAL 13.9%
APARTMENT 13.7%
Apartment Investment & Management Co.	1,676,670	$50,668,968
Equity Residential	2,573,597	149,242,890
Essex Property Trust	117,062	19,906,393
Home Properties	868,257	52,199,611
UDR	3,790,800	97,916,364
		369,934,226
MANUFACTURED HOME 0.2%
Toll Brothers(d)	168,667	6,055,145
TOTAL RESIDENTIAL		375,989,371

SELF STORAGE 8.4%
CubeSmart	2,198,711	37,729,881
Extra Space Storage	811,406	39,361,305
Public Storage	711,694	119,913,322
Sovran Self Storage	398,101	29,240,518
		226,245,026
SHOPPING CENTERS 28.1%
COMMUNITY CENTER 10.1%
DDR Corp.	2,460,993	40,557,165
Kimco Realty Corp.	3,027,310	66,237,543
Ramco-Gershenson Properties Trust	1,217,091	19,838,583
Regency Centers Corp.	1,129,280	57,661,037
Retail Properties of America, Class A	122,726	1,661,710
Tanger Factory Outlet Centers	1,024,022	35,840,770
Weingarten Realty Investors	1,715,463	51,463,890
		273,260,698
FREE STANDING 1.9%
National Retail Properties	764,420	26,234,895
Spirit Realty Capital	2,404,538	26,401,827
		52,636,722
REGIONAL MALL 16.1%
General Growth Properties	2,797,418	61,543,196
Glimcher Realty Trust	2,929,786	29,385,753
Simon Property Group	1,818,157	298,177,748

2

		Number of Shares	Value
Taubman Centers		639,681	$45,283,018
			434,389,715
TOTAL SHOPPING CENTERS			760,287,135

SPECIALTY 1.0%
Digital Realty Trust		252,777	13,417,403
QTS Realty Trust, Class A		541,315	13,581,593
			26,998,996
TOTAL REAL ESTATE			2,627,205,784
TOTAL COMMON STOCK (Identified cost—$2,012,323,082)			2,632,493,743

SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(e)		33,400,000	33,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$33,400,000)			33,400,000

TOTAL INVESTMENTS (Identified cost—$2,045,723,082)	98.5%		2,665,893,743

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		40,241,358

NET ASSETS (Equivalent to $44.44 per share based on 60,894,166 shares of common stock outstanding)	100.0%		$2,706,135,101

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.
(e)	Rate quoted represents the seven-day yield of the Fund.

3

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the Investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the Investment manager, subject to the oversight of the Board of Directors. The Investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the Investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock–Financial–Banks	$5,287,959	$—	$—	$5,287,959	(a)
Common Stock–Other Industries	2,627,205,784	2,627,205,784	—	—
Money Market Funds	33,400,000	—	33,400,000	—
Total Investments(b)	$2,665,893,743	$2,627,205,784	$33,400,000	$5,287,959

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2013	$4,989,842
Change in unrealized appreciation (depreciation)	298,117
Balance as of March 31, 2014	$5,287,959

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $298,117.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at March 31, 2014	Technique	Inputs	Range
Common Stock– Financial–Banks	$5,287,959	Market comparable companies	Price/ Book Ratio Liquidity Discount	1.13x – 2.08x 30%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock - Financial - Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.  Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,045,723,082
Gross unrealized appreciation	$625,910,429
Gross unrealized depreciation	(5,739,768)
Net unrealized appreciation	$620,170,661

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014